Condensed Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($)	Total	Ordinary shares	Additional Paid-in Capital	Statutory reserve	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2021		13,848,333
Balance, amount at Dec. 31, 2021	$ 41,958,388	$ 13,848	$ 40,686,311	$ 719,804	$ 147,278	$ 391,147
Issuance of ordinary shares, net, shares		8,000,000
Issuance of ordinary shares, net, amount	11,989,949	$ 8,000	11,981,949	0	0	0
Net income	1,502,875	0	0	0	1,502,875	0
Appropriation to statutory reserve	0	0	0	178,601	(178,601)	0
Foreign currency translation gain	(551,890)	0	0	0	0	(551,890)
Balance, amount at Jun. 30, 2022	54,899,322	$ 21,848	52,668,260	898,405	1,471,552	160,743
Balance, shares at Jun. 30, 2022		21,848,333
Balance, shares at Dec. 31, 2022		31,598,333
Balance, amount at Dec. 31, 2022	62,484,301	$ 31,598	63,191,010	1,006,384	(1,828,205)	83,514
Net income	376,211	0	0	0	376,211	0
Appropriation to statutory reserve	0	0	0	77,277	(77,277)	0
Foreign currency translation gain	57,460	0	0	0	0	57,460
Balance, amount at Jun. 30, 2023	$ 62,917,972	$ 31,598	$ 63,191,010	$ 1,083,661	$ (1,529,271)	$ 140,974
Balance, shares at Jun. 30, 2023		31,598,333